Note 5 - Loans (Tables)	9 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates	Amount
$
(Unaudited)

Year ending December 31, 2021	-
Year ending December 31, 2022	1,552

Total	1,552